Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:

      Forward Funds
      433 California Street, Suite 1100
      San Francisco, CA  94104

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

      Forward Emerald Technology Fund
      Forward Emerald Growth Fund
      Forward Emerald Banking and Finance Fund

3.    Investment Company Act File Number: 811-06722

      Securities Act File Number: 033-48940

4(a)  Last day of fiscal year for which this Form is filed:

      June 30, 2005

4(b) |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

                (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) |_| Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24(f):                            $184,840,496
                                                                   ------------
      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                                          $101,746,347
                                                                   ------------
      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable to the
             Commission:                                           $          0
                                                                   ------------
      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):                          $          0
                                                                   ------------
      (v)    Net sales -- if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                      $ 83,094,149
                                                                   ------------
      (vi)   Redemption credits available for
             use in future years - if Item 5(i)
             is less than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                           $          0
                                                                   ------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                                      .01177%
                                                                   ------------
      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if
             no fee is due):                                       $   9,780.18
                                                                   ------------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
securities (number of shares or other units) deducted here:   $ 0
                                                            --------
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
years, then state that number here:   $ 0
                                    --------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

$
------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$   9,780.18
------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                  |X|   Wire Transfer

                  |_|   Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) * /S/ Jeremy Deems
                           ------------------------------
                           Jeremy Deems, Treasurer
                           ------------------------------


Date 09/28/05
     ------------

* Please print the name and title of the signing officer below the signature.